Stock-based Compensation - Summary of the Company's Total Stock-based Compensation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 149,330	$ 54,475	$ 35,318
Cost of revenue [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	52,573	560	6,342
Sales and marketing [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	9,130	4,257	3,060
Research and development [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	9,915	5,871	3,630
General and administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 77,712	$ 43,787	$ 22,286